Refundable Contributions (Additional Information) (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 002 [Member] | Refundable Contributions
EBP, Contribution [Line Items]
Refundable contributions liabilities	$ 3,444,046	$ 1,415,501